UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21836

CYBER HORNET TRUST

(Exact name of registrant as specified in charter)

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Address of principal executive offices)	(Zip code)

Michael G. Willis

200 2nd Ave. South #737

St. Petersburg, FL33701

(Name and address of agent for service)

With Copies To:

Bo J. Howell, Esq.

FinTech Law, LLC

6224 Turpin Hills Drive

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 1-727-502-0808

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

CYBER HORNET S&P 500®

 (INDEX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about CYBER HORNET S&P 500® (the “Fund”)(formerly, ONEFUND S&P 500®) for the period of April 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://funddocs.filepoint.com/onefund/. You can also request this information by contacting us at 1-844-464-6339. This report describes changes to the Fund that occurred after the reporting period as described below in Material Fund Changes.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Shares	$27	0.25%

How did the Fund perform during the reporting period?

During the fiscal year ended March 31, 2026, the Fund (“INDEX”) returned 17.64% while the S&P 500® Index returned 17.80%. The tracking error of approximately 16 basis points was primarily attributable to fund expenses, trading costs, and the Fund’s cash management process.

Some of the factors influencing the S&P 500® Index’s performance during the fiscal year ended March 31,2026, are as follows. Early and mid-2025 saw significant volatility driven by tariff concerns and rate uncertainty, followed by a sharp rebound. Late 2025 delivered strong gains led by artificial intelligence adoption and mega-cap technology leadership. Early 2026 brought sector rotation and broadening market participation. Despite the challenging macroeconomic backdrop, the resilience of corporate earnings and the continued advancement of AI technologies provided a foundation for modest gains of 17% during the fiscal year.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

CYBER HORNET S&P 500®
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$37,594
$31,287
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	CYBER HORNET S&P 500®	S&P 500® Index
Mar-2016	$10,000	$10,000
Mar-2017	$11,719	$11,717
Mar-2018	$13,066	$13,357
Mar-2019	$13,983	$14,625
Mar-2020	$11,541	$13,605
Mar-2021	$19,697	$21,271
Mar-2022	$22,225	$24,599
Mar-2023	$20,777	$22,698
Mar-2024	$24,618	$29,480
Mar-2025	$26,595	$31,913
Mar-2026	$31,287	$37,594

Average Annual Total Returns

Table Summary
	1 Year	5 years	10 Years
CYBER HORNET S&P 500®	17.64%	9.70%	12.08%
S&P 500® Index	17.80%	12.06%	14.16%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-844-464-6339.

Fund Statistics

Table Summary
Net Assets	$147,863,663
Number of Portfolio Holdings	505
Total Advisory Fees Paid (net of waivers)	$0
Portfolio Turnover	30%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Nvidia Corp.	7.6%
Apple, Inc.	6.7%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	1.9%
Materials	2.1%
Utilities	2.5%
Energy	4.1%
Consumer Staples	5.3%
Industrials	8.9%
Health Care	9.5%
Consumer Discretionary	9.7%
Communications	10.7%
Financials	12.3%
Technology	32.9%

Material Fund Changes

This is a summary of certain changes to the Fund since July 29, 2025. For more complete information you may review the sticker to the Fund’s prospectus dated March 18, 2026, which is available upon request at 1-844-464-6339 or on the Fund’s website at https://funddocs.filepoint.com/onefund/.

Effective April 1, 2026, Cyber Hornet ETFs LLC (the “Adviser”) will replace the Fund’s current fee and expense structure with a unitary fee. Under the unitary fee, the Adviser will take on a contractual obligation to pay all ordinary operating expenses of the Fund without any increase in the Adviser’s advisory fee. The Fund is currently obligated to pay these expenses, although the Adviser has entered into a voluntary expense waiver and reimbursement agreement that caps the Fund’s ordinary operating expenses at the same rate as the Adviser’s advisory fee. Under the unitary fee, the Adviser shall pay all of the expenses of the Fund, except for the fee payment under the Advisory Agreement between the Adviser and the Trust, expenses incurred pursuant to any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any; taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; interest expenses; and litigation and potential litigation, and other extraordinary expenses.

On May 19, 2026, the Trust delivered written notice to Ultimus Fund Distributors, LLC (“UFD”) of its election to terminate the Distribution Agreement between the Trust and UFD, effective July 1, 2026. The Board has approved a new Distribution Agreement with Foreside Fund Services, LLC (“Foreside”) to serve as the Fund’s distributor, effective on or about July 1, 2026. The change in distributor is not expected to affect the Fund’s investment objective, strategies, or operations. Under the Fund’s unitary fee arrangement, distribution services fees are paid by the Adviser and not by the Fund or its shareholders.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funddocs.filepoint.com/onefund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

CYBER HORNET S&P 500® - No Load Shares (INDEX)

Annual Shareholder Report - March 31, 2026

TSR-AR 033126-INDEX

(b)	Not Applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)	The Board of Trustees has evaluated the members of its Audit Committee, and has determined that Lance J. Baller, a trustee who is not an ‘interested person’ (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended), qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

CYBER HORNET S&P 500 Fund®	FY 2026	$15,500
	FY 2025	$15,500

(b)	Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

CYBER HORNET S&P 500 Fund®	FY 2026	$0
	FY 2025	$0

(c)	Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

CYBER HORNET S&P 500 Fund®	FY 2026	$3,500
	FY 2025	$3,500

Nature of the fees:	Preparation of the 1120 RIC and Excise review

(d)	All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

CYBER HORNET S&P 500 Fund®	FY 2026	$0
	FY 2025	$0

(e)(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2026	$3,500	$0
FY 2025	$3,500	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

INDEX

CYBER HORNET S&P 500®

(FORMERLY, ONEFUND S&P 500 ®)

CYBER HORNET ETFs

CYBER HORNET TRUST

(FORMERLY, ONEFUND TRUST)

Annual Financial Statements and Additional Information

March 31, 2026

Ticker Symbol INDEX

TABLE OF CONTENTS

Schedule of Investments	1
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	16
Additional Tax Information	17
Additional Information (Unaudited)	18

CYBER HORNET S&P 500®	Schedule of Investments
March 31, 2026

	Shares	Fair Value
COMMON STOCKS — 99.92%
Communications — 10.68%
Alphabet, Inc., Class A	15,353	$4,414,910
Alphabet, Inc., Class C	12,271	3,520,059
AppLovin Corp., Class A(a)	714	284,172
AT&T, Inc.	18,708	542,345
Booking Holdings, Inc.	85	357,877
Charter Communications, Inc., Class A(a)	232	50,084
Comcast Corp., Class A	9,591	275,358
EchoStar Corp., Class A(a)	355	41,560
Electronic Arts, Inc.	592	120,691
Fox Corp., Class A	550	32,120
Fox Corp., Class B	392	20,815
GoDaddy, Inc., Class A(a)	357	29,513
Meta Platforms, Inc., Class A	5,747	3,288,031
Netflix, Inc.(a)	11,182	1,075,149
News Corp., Class A	988	24,631
News Corp., Class B	326	9,294
Omnicom Group, Inc.	842	63,411
Paramount Skydance Corp., Class B	820	7,396
Take-Two Interactive Software, Inc.(a)	458	90,455
T-Mobile US, Inc.	1,269	266,528
Trade Desk, Inc. (The), Class A(a)	1,162	26,366
VeriSign, Inc.	220	54,639
Verizon Communications, Inc.	11,127	558,575
Walt Disney Co. (The)	4,711	454,046
Warner Bros. Discovery, Inc.(a)	6,539	179,561
		15,787,586
Consumer Discretionary — 9.75%
Airbnb, Inc., Class A(a)	1,122	141,686
Amazon.com, Inc.(a)	25,672	5,346,707
Aptiv PLC(a)	570	39,581
AutoZone, Inc.(a)	44	148,622
Axon Enterprise, Inc.(a)	208	88,336
Best Buy Co., Inc.	516	33,127
Builders FirstSource, Inc.(a)	292	24,040
Carnival Corp.	2,865	74,146
Carvana Co.(a)	373	117,264
Chipotle Mexican Grill, Inc.(a)	3,489	111,683
Copart, Inc.(a)	2,350	78,020
D.R. Horton, Inc.	723	99,209
Darden Restaurants, Inc.	307	60,184
Deckers Outdoor Corp.(a)	385	38,535
Domino’s Pizza, Inc.	82	29,421
DoorDash, Inc., Class A(a)	987	148,198
eBay, Inc.	1,193	108,587
Expedia Group, Inc.	309	71,345
Ford Motor Co.	10,328	119,185
General Motors Co.	2,462	183,419
Genuine Parts Co.	367	38,810
Hasbro, Inc.	352	32,947
	Shares	Fair Value
Consumer Discretionary (Continued)
Hilton Worldwide Holdings, Inc.	613	$186,401
Home Depot, Inc. (The)	2,627	863,994
Las Vegas Sands Corp.	803	43,266
Lennar Corp., Class A	569	49,412
Live Nation Entertainment, Inc.(a)	417	63,597
Lowe’s Companies, Inc.	1,480	349,694
Lululemon Athletica, Inc.(a)	285	43,634
Marriott International, Inc., Class A	588	192,317
Masco Corp.	548	33,083
McDonald’s Corp.	1,879	583,975
MGM Resorts International	541	20,022
NIKE, Inc., Class B	3,138	165,749
Norwegian Cruise Lines Holdings Ltd.(a)	1,201	22,459
NVR, Inc.(a)	8	52,719
O’Reilly Automotive, Inc.(a)	2,228	205,667
Pool Corp.	87	17,603
PulteGroup, Inc.	514	60,452
Ralph Lauren Corp.	102	35,087
Ross Stores, Inc.	858	185,869
Royal Caribbean Group	669	184,095
Starbucks Corp.	3,000	268,769
Tapestry, Inc.	540	76,199
Tesla, Inc.(a)	7,415	2,756,526
TJX Companies, Inc. (The)	2,937	469,039
TKO Group Holdings, Inc.	175	35,289
Tractor Supply Co.	1,394	63,148
Ulta Beauty, Inc.(a)	118	61,680
Williams-Sonoma, Inc.	321	58,528
Wynn Resorts Ltd.	223	22,646
Yum! Brands, Inc.	733	113,967
		14,417,938
Consumer Staples — 5.25%
Altria Group, Inc.	4,430	292,336
Archer-Daniels-Midland Co.	1,268	92,171
Brown-Forman Corp., Class B	465	12,295
Bunge Global SA	357	45,410
Campbell’s Co. (The)	519	11,558
Church & Dwight Co., Inc.	634	59,165
Clorox Co. (The)	322	33,369
Coca-Cola Co. (The)	10,216	776,926
Colgate-Palmolive Co.	2,127	181,284
Conagra Brands, Inc.	1,262	19,839
Constellation Brands, Inc., Class A	372	55,800
Costco Wholesale Corp.	1,170	1,165,823
Dollar General Corp.	581	68,982
Dollar Tree, Inc.(a)	501	54,865
Estee Lauder Companies, Inc. (The), Class A	649	46,579
General Mills, Inc.	1,408	52,406
Hershey Co. (The)	391	81,285
Hormel Foods Corp.	769	17,418

See Notes to Financial Statements.
Financial Statements | March 31, 2026	1

CYBER HORNET S&P 500®	Schedule of Investments
March 31, 2026

	Shares	Fair Value
Consumer Staples (Continued)
J.M. Smucker Co. (The)	282	$27,196
Kenvue, Inc.	5,056	87,165
Keurig Dr Pepper, Inc.	3,585	94,393
Kimberly-Clark Corp.	876	84,508
Kraft Heinz Co. (The)	2,249	50,580
Kroger Co. (The)	1,609	116,427
McCormick & Co., Inc., Non-Voting Shares	668	33,694
Molson Coors Brewing Co., Class B	447	19,248
Mondelez International, Inc., Class A	3,405	196,264
Monster Beverage Corp.(a)	1,882	136,370
PepsiCo, Inc.	3,608	560,286
Philip Morris International, Inc.	4,108	679,216
Procter & Gamble Co. (The)	6,166	890,617
Sysco Corp.	1,264	90,161
Target Corp.	1,199	145,319
Tyson Foods, Inc., Class A	747	47,860
Walmart, Inc.	11,572	1,438,169
		7,764,984
Energy — 4.06%
APA Corp.	936	39,724
Baker Hughes Co., Class A	2,604	158,974
Chevron Corp.	4,995	1,033,466
ConocoPhillips	3,261	430,452
Coterra Energy, Inc.	2,009	70,596
Devon Energy Corp.	1,655	83,280
Diamondback Energy, Inc.	491	97,115
EOG Resources, Inc.	1,432	207,024
EQT Corp.	1,647	104,815
Expand Energy Corp.	629	69,052
Exxon Mobil Corp.	11,129	1,888,146
First Solar, Inc.(a)	283	55,825
Halliburton Co.	2,221	86,597
Kinder Morgan, Inc.	5,166	173,216
Marathon Petroleum Corp.	793	193,635
Occidental Petroleum Corp.	1,898	123,370
ONEOK, Inc.	1,660	150,047
Phillips 66	1,063	193,657
Schlumberger Ltd.	3,942	202,579
Targa Resources Corp.	566	141,913
Texas Pacific Land Corp.	153	72,608
Valero Energy Corp.	805	198,899
Williams Companies, Inc. (The)	3,223	234,570
		6,009,560
Financials — 12.31%
Aflac, Inc.	1,245	136,589
Allstate Corp. (The)	691	143,272
American Express Co.	1,418	428,916
American International Group, Inc.	1,424	107,156
Ameriprise Financial, Inc.	245	108,878
Aon PLC, Class A	567	183,016
	Shares	Fair Value
Financials (Continued)
Apollo Asset Management, Inc., Class A	1,225	$136,490
Arch Capital Group Ltd.(a)	953	91,478
Ares Management Corp., Class A	544	59,350
Arthur J. Gallagher & Co.	678	146,841
Assurant, Inc.	132	28,751
Bank of America Corp.	17,729	864,289
Bank of New York Mellon Corp. (The)	1,840	218,279
Berkshire Hathaway, Inc., Class B(a)	4,839	2,318,849
BlackRock, Inc.	381	366,411
Blackstone Group L.P. (The), Class A	1,949	224,115
Brown & Brown, Inc.	775	50,538
Capital One Financial Corp.	1,678	306,118
Cboe Global Markets, Inc.	276	77,575
Charles Schwab Corp. (The)	4,408	414,263
Chubb Ltd.	966	314,848
Cincinnati Financial Corp.	412	64,828
Citigroup, Inc.	4,722	535,522
Citizens Financial Group, Inc.	1,133	67,946
CME Group, Inc.	952	281,173
Coinbase Global, Inc., Class A(a)	602	105,115
ERIE Indemnity Co., Class A	67	16,838
Everest Re Group, Ltd.	111	36,280
Fifth Third Bancorp	2,373	110,250
Franklin Resources, Inc.	811	19,156
Globe Life, Inc.	210	29,226
Goldman Sachs Group, Inc. (The)	791	669,179
Hartford Insurance Group, Inc. (The)	735	99,394
Huntington Bancshares, Inc.	5,365	83,962
Interactive Brokers Group, Inc., Class A	1,175	78,807
Intercontinental Exchange, Inc.	1,505	236,706
Invesco Ltd.	1,175	28,541
JPMorgan Chase & Co.	7,184	2,113,245
KeyCorp	2,452	49,163
KKR & Co., Inc.	1,811	167,518
Loews Corp.	447	47,713
M&T Bank Corp.	406	83,928
Marsh & McLennan Companies, Inc.	1,293	224,271
MasterCard, Inc., Class A	2,164	1,081,265
MetLife, Inc.	1,461	103,322
Moody’s Corp.	405	176,681
Morgan Stanley	3,187	524,485
MSCI, Inc.	198	106,724
Nasdaq, Inc.	1,190	101,019
Northern Trust Corp.	499	69,645
PNC Financial Services Group, Inc. (The)	1,035	215,373
Principal Financial Group, Inc.	528	47,578

See Notes to Financial Statements.
2	https://cyberhornet.io/

CYBER HORNET S&P 500®	Schedule of Investments
March 31, 2026

	Shares	Fair Value
Financials (Continued)
Progressive Corp. (The)	1,547	$306,677
Prudential Financial, Inc.	924	90,266
Raymond James Financial, Inc.	465	67,327
Regions Financial Corp.	2,314	60,442
Robinhood Markets, Inc., Class A(a)	2,075	143,798
S&P Global, Inc.	818	347,928
State Street Corp.	737	93,275
Synchrony Financial	950	64,619
T. Rowe Price Group, Inc.	576	51,921
Travelers Companies, Inc. (The)	589	171,800
Truist Financial Corp.	3,376	155,195
U.S. Bancorp	4,102	213,345
Visa, Inc., Class A	4,454	1,346,177
W.R. Berkley Corp.	792	52,494
Wells Fargo & Co.	8,284	659,489
Willis Towers Watson PLC	253	73,547
		18,199,175
Health Care — 9.46%
Abbott Laboratories	4,589	471,153
AbbVie, Inc.	4,664	1,014,374
Agilent Technologies, Inc.	748	85,257
Align Technology, Inc.(a)	176	30,172
AmerisourceBergen Corp.	512	160,840
Amgen, Inc.	1,421	499,979
Baxter International, Inc.	1,357	22,798
Becton, Dickinson and Co.	756	118,866
Biogen, Inc.(a)	387	70,949
Bio-Techne Corp.	411	21,479
Boston Scientific Corp.(a)	3,912	245,478
Bristol-Myers Squibb Co.	5,372	325,812
Cardinal Health, Inc.	627	132,491
Centene Corp.(a)	1,232	40,336
Charles River Laboratories International, Inc.(a)	130	22,425
Cigna Corp.	705	188,059
Cooper Companies, Inc. (The)(a)	525	37,538
CVS Health Corp.	3,350	240,597
Danaher Corp.	1,659	314,546
DaVita, Inc.(a)	93	14,293
DexCom, Inc.(a)	1,029	64,621
Edwards LifeSciences Corp.(a)	1,531	122,602
Elevance Health, Inc.	586	171,552
Eli Lilly & Co.	2,096	1,927,837
GE HealthCare Technologies, Inc.	1,202	85,558
Gilead Sciences, Inc.	3,274	456,297
HCA Healthcare, Inc.	422	199,707
Henry Schein, Inc.(a)	264	19,457
Hologic, Inc.(a)	587	44,371
Humana, Inc.	317	54,965
IDEXX Laboratories, Inc.(a)	211	118,559
Incyte Corp.(a)	435	40,942
Insulet Corp.(a)	186	39,030
	Shares	Fair Value
Health Care (Continued)
Intuitive Surgical, Inc.(a)	935	$431,026
IQVIA Holdings, Inc.(a)	449	76,572
Johnson & Johnson	6,358	1,554,150
Labcorp Holdings, Inc.	219	58,431
McKesson Corp.	326	282,107
Medtronic PLC	3,385	293,310
Merck & Co., Inc.	6,550	787,900
Mettler-Toledo International, Inc.(a)	54	68,105
Moderna, Inc.(a)	918	46,634
PerkinElmer, Inc.	299	26,195
Pfizer, Inc.	15,004	421,312
Quest Diagnostics, Inc.	294	57,618
Regeneron Pharmaceuticals, Inc.	266	205,522
ResMed, Inc.	385	86,425
Solventum Corp.(a)	389	25,402
STERIS PLC	259	57,273
Stryker Corp.	908	298,360
Thermo Fisher Scientific, Inc.	991	487,105
UnitedHealth Group, Inc.	2,390	646,710
Universal Health Services, Inc., Class B	146	26,130
Vertex Pharmaceuticals, Inc.(a)	670	299,182
Viatris, Inc.	3,039	41,057
Waters Corp.(a)	259	77,130
West Pharmaceutical Services, Inc.	190	47,622
Zimmer Biomet Holdings, Inc.	523	47,290
Zoetis, Inc., Class A	1,163	137,478
		13,988,986
Industrials — 8.91%
3M Co.	1,402	203,612
A.O. Smith Corp.	299	19,716
Allegion PLC	227	32,981
AMETEK, Inc.	607	130,117
Amphenol Corp., Class A	3,230	408,111
Boeing Co. (The)(a)	2,066	411,196
Carrier Global Corp.	2,089	117,632
Caterpillar, Inc.	1,235	874,948
CH Robinson Worldwide, Inc.	312	51,814
Cintas Corp.	901	152,395
Comfort Systems USA, Inc.	93	128,246
CSX Corp.	4,914	201,720
Cummins, Inc.	364	195,840
Deere & Co.	663	373,468
Delta Air Lines, Inc.	1,712	113,814
Dover Corp.	362	75,459
Eaton Corp. PLC	1,025	366,612
EMCOR Group, Inc.	118	87,121
Emerson Electric Co.	1,483	194,303
Expeditors International of Washington, Inc.	354	50,703
Fastenal Co.	3,030	140,592
FedEx Corp.	573	204,091

See Notes to Financial Statements.
Financial Statements | March 31, 2026	3

CYBER HORNET S&P 500®	Schedule of Investments
March 31, 2026

	Shares	Fair Value
Industrials (Continued)
Fortive Corp.	838	$46,325
GE Vernova, Inc.	716	624,995
Generac Holdings, Inc.(a)	155	30,276
General Dynamics Corp.	669	229,614
General Electric Co.	2,784	790,016
Honeywell International, Inc.	1,675	378,600
Howmet Aerospace Inc.	1,061	244,518
Hubbell, Inc.	140	68,704
Huntington Ingalls Industries, Inc.	104	39,510
IDEX Corp.	198	37,531
Illinois Tool Works, Inc.	697	181,422
Ingersoll Rand, Inc.	949	76,034
Jacobs Solutions, Inc.	315	40,093
JB Hunt Transport Services, Inc.	199	42,168
Johnson Controls International PLC	1,613	211,222
Keysight Technologies, Inc.(a)	454	128,196
L3Harris Technologies, Inc.	494	170,504
Lennox International, Inc.	84	38,987
Lockheed Martin Corp., Class B	537	324,557
Nordson Corp.	141	37,514
Norfolk Southern Corp.	592	169,904
Northrop Grumman Corp.	354	241,513
Old Dominion Freight Line, Inc.	486	94,964
Otis Worldwide Corp.	1,028	79,238
PACCAR, Inc.	1,386	160,083
Parker-Hannifin Corp.	333	298,115
Pentair PLC	432	37,632
Quanta Services, Inc.	394	216,314
Republic Services, Inc.	531	116,300
Rockwell Automation, Inc.	296	106,228
Rollins, Inc.	775	41,393
Roper Technologies, Inc.	284	100,496
RTX Corp.	3,538	682,481
Snap-on, Inc.	137	49,761
Southwest Airlines Co.	1,365	51,283
Stanley Black & Decker, Inc.	409	29,064
TE Connectivity PLC	776	162,200
Teledyne Technologies, Inc.(a)	124	75,021
Textron, Inc.	465	40,715
Trane Technologies PLC	585	243,793
Transdigm Group, Inc.	149	172,685
Trimble, Inc.(a)	628	40,964
Union Pacific Corp.	1,565	379,700
United Airlines Holdings, Inc.(a)	854	78,628
United Parcel Service, Inc., Class B	1,950	191,841
United Rentals, Inc.	168	122,398
Veralto Corp.	655	57,915
Verisk Analytics, Inc.	368	69,828
Vertiv Holdings Co., Class A	1,008	252,585
W.W. Grainger, Inc.	115	125,443
Wabtec Corp.	451	112,709
Waste Management, Inc.	978	224,734
	Shares	Fair Value
Industrials (Continued)
Xylem, Inc.	642	$76,719
		13,177,924
Materials — 2.13%
Air Products & Chemicals, Inc.	587	170,518
Albemarle Corp.	311	55,834
Amcor PLC	1,218	48,416
Avery Dennison Corp.	204	35,227
Ball Corp.	707	41,791
CF Industries Holdings, Inc.	412	53,494
Corteva, Inc.	1,783	149,255
CRH PLC	1,769	185,957
Dow, Inc.	1,876	78,135
DuPont de Nemours, Inc.	1,106	50,655
Ecolab, Inc.	673	179,031
Freeport-McMoRan, Inc.	3,789	222,717
International Flavors & Fragrances, Inc.	676	49,044
International Paper Co.	1,393	49,730
Linde PLC	1,232	610,777
LyondellBasell Industries N.V., Class A	680	54,781
Martin Marietta Materials, Inc.	159	93,600
Mosaic Co. (The)	838	21,369
Newmont Corp.	2,880	311,760
Nucor Corp.	604	102,136
Packaging Corporation of America	236	50,084
PPG Industries, Inc.	592	63,273
Qnity Electronics, Inc.	553	63,805
Sherwin-Williams Co. (The)	608	194,894
Smurfit WestRock PLC	1,378	54,913
Steel Dynamics, Inc.	362	65,160
Vulcan Materials Co.	349	95,033
		3,151,389
Real Estate — 1.91%
Alexandria Real Estate Equities, Inc.	410	19,032
American Tower Corp.	1,235	213,137
AvalonBay Communities, Inc.	373	60,930
BXP, Inc.	389	20,189
Camden Property Trust	281	27,442
CBRE Group, Inc., Class A(a)	774	104,846
Crown Castle International Corp.	1,149	93,425
Digital Realty Trust, Inc.	852	153,539
Equinix, Inc.	259	253,882
Equity Residential	914	54,063
Essex Property Trust, Inc.	170	41,140
Extra Space Storage, Inc.	560	73,433
Federal Realty Investment Trust	207	21,985
Healthpeak Properties, Inc.	1,834	30,133
Host Hotels & Resorts, Inc.	1,688	32,342
Invitation Homes, Inc.	1,488	36,977
Iron Mountain, Inc.	780	79,669

See Notes to Financial Statements.
4	https://cyberhornet.io/

CYBER HORNET S&P 500®	Schedule of Investments
March 31, 2026

	Shares	Fair Value
Real Estate (Continued)
Kimco Realty Corp.	1,787	$40,154
Mid-America Apartment Communities, Inc.	309	37,735
Prologis, Inc.	2,451	323,973
Public Storage	417	112,957
Realty Income Corp.	2,428	148,545
Regency Centers Corp.	434	32,836
SBA Communications Corp., Class A	281	48,363
Simon Property Group, Inc.	862	160,789
UDR, Inc.	794	26,821
Ventas, Inc.	1,240	101,407
VICI Properties, Inc.	2,821	77,070
Welltower, Inc.	1,811	358,053
Weyerhaeuser Co.	1,902	46,466
		2,831,333
Technology — 32.93%
Accenture PLC, Class A	1,636	324,402
Adobe, Inc.(a)	1,105	268,603
Advanced Micro Devices, Inc.(a)	4,296	873,935
Akamai Technologies, Inc.(a)	380	43,643
Analog Devices, Inc.	1,298	412,946
Apple, Inc.	38,994	9,896,286
Applied Materials, Inc.	2,102	718,443
Arista Networks, Inc.(a)	2,725	334,576
Autodesk, Inc.(a)	562	134,543
Automatic Data Processing, Inc.	1,067	216,793
Block, Inc.(a)	1,445	86,960
Broadcom, Inc.	12,462	3,857,113
Broadridge Financial Solutions, Inc.	308	50,044
Cadence Design Systems, Inc.(a)	718	199,511
CDW Corp.	344	41,631
Ciena Corp.(a)	372	144,422
Cisco Systems, Inc.	10,399	806,858
Cognizant Technology Solutions Corp., Class A	1,274	78,160
Coherent Corp.(a)	485	115,532
Corning, Inc.	2,059	279,962
Corpay, Inc.(a)	185	53,833
CoStar Group, Inc.(a)	1,118	45,100
Crowdstrike Holdings, Inc., Class A(a)	662	258,451
Datadog, Inc., Class A(a)	859	101,405
Dell Technologies, Inc., Class C	795	130,483
EPAM Systems, Inc.(a)	146	19,768
Equifax, Inc.	323	58,163
F5, Inc.(a)	152	43,978
FactSet Research Systems, Inc.	99	21,482
Fair Isaac Corp.(a)	63	67,255
Fidelity National Information Services, Inc.	1,367	64,126
Fiserv, Inc.(a)	1,419	79,180
Fortinet, Inc.(a)	1,668	136,309
	Shares	Fair Value
Technology (Continued)
Garmin Ltd.	431	$99,996
Gartner, Inc.(a)	190	30,085
Gen Digital, Inc.	1,481	27,887
Global Payments, Inc.	625	42,063
Hewlett Packard Enterprise Co.	3,482	82,906
HP, Inc.	2,467	47,391
Intel Corp.	11,832	522,146
International Business Machines Corp.	2,467	597,976
Intuit, Inc.	736	318,232
Jabil, Inc.	282	74,908
Jack Henry & Associates, Inc.	191	30,186
KLA Corp.	347	510,926
Lam Research Corp.	3,315	708,283
Leidos Holdings, Inc.	337	52,410
Lumentum Holdings, Inc.(a)	189	132,822
Microchip Technology, Inc.	1,426	92,134
Micron Technology, Inc.	2,962	1,000,682
Microsoft Corp.	19,613	7,260,145
Monolithic Power Systems, Inc.	126	137,762
Motorola Solutions, Inc.	440	190,947
NetApp, Inc.	527	53,960
Nvidia Corp.	64,126	11,183,573
NXP Semiconductors NV	664	130,715
ON Semiconductor Corp.(a)	1,062	65,759
Oracle Corp.	4,439	653,021
Palantir Technologies, Inc., Class A(a)	6,028	881,776
Palo Alto Networks, Inc.(a)	2,098	336,351
Paychex, Inc.	855	78,763
PayPal Holdings, Inc.(a)	2,469	111,673
PTC, Inc.(a)	316	45,027
Qualcomm, Inc.	2,826	363,932
Salesforce, Inc.	2,512	468,915
SanDisk Corp.(a)	390	247,783
Seagate Technology PLC	575	225,262
ServiceNow, Inc.(a)	2,738	286,258
Skyworks Solutions, Inc.	392	20,992
Super Micro Computer, Inc.(a)	1,323	30,125
Synopsys, Inc.(a)	490	194,275
Teradyne, Inc.	413	122,438
Texas Instruments, Inc.	2,398	465,548
Tyler Technologies, Inc.(a)	114	39,031
Uber Technologies, Inc.(a)	5,483	394,392
Western Digital Corp.	902	243,982
Workday, Inc., Class A(a)	573	74,444
Zebra Technologies Corp., Class A(a)	134	28,017
		48,669,795
Utilities — 2.53%
AES Corp.	1,879	26,475
Alliant Energy Corp.	678	48,653
Ameren Corp.	714	78,483

See Notes to Financial Statements.
Financial Statements | March 31, 2026	5

CYBER HORNET S&P 500®	Schedule of Investments
March 31, 2026

	Shares	Fair Value
Utilities (Continued)
American Electric Power Co., Inc.	1,413	$185,216
American Water Works Co., Inc.	515	70,086
Atmos Energy Corp.	424	78,322
CenterPoint Energy, Inc.	1,723	74,365
CMS Energy Corp.	803	62,297
Consolidated Edison, Inc.	952	107,747
Constellation Energy Corp.	824	230,102
Dominion Energy, Inc.	2,253	139,280
DTE Energy Co.	548	80,129
Duke Energy Corp.	2,052	268,689
Edison International	1,015	74,278
Entergy Corp.	1,179	132,472
Evergy, Inc.	608	49,807
Eversource Energy	990	68,587
Exelon Corp.	2,666	130,687
FirstEnergy Corp.	1,372	69,506
NextEra Energy, Inc.	5,496	510,469
Nisource, Inc.	1,259	58,745
NRG Energy, Inc.	560	81,838
PG&E Corp.	5,800	101,906
Pinnacle West Capital Corp.	316	31,837
PPL Corp.	1,952	74,566
Public Service Enterprise Group, Inc.	1,317	106,611
Sempra Energy	1,722	167,327
Southern Co. (The)	2,906	280,487
Vistra Corp.	840	126,277
WEC Energy Group, Inc.	858	99,331
Xcel Energy, Inc.	1,561	124,006
		3,738,581
Total Common Stocks (Cost $85,324,011)		147,737,251
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.00%
SPDR® S&P 500® ETF Trust	8	$5,203

Total Exchange-Traded Funds (Cost $4,104)		5,203

RIGHTS — 0.00%(b)
Sycamore Partners, LLC(c)	1,885	999

Total Rights Cost ($–)		999

Total Investments — 99.92% (Cost $85,328,115)		147,743,453

Other Assets in Excess of Liabilities — 0.08%		120,210

NET ASSETS — 100.00%		$147,863,663

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.01%.
(c)	Security is currently being valued according to fair value procedures approved by the Board of Trustees.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.
6	https://cyberhornet.io/

CYBER HORNET S&P 500®	Statement of Assets and Liabilities
March 31, 2026

ASSETS:
Investments in securities at fair value (cost $85,328,115)	$147,743,453
Receivable for fund shares sold	113,760
Dividends receivable	78,711
Receivable from Investment Adviser	18,321
Prepaid expenses	46,373
Total Assets	148,000,618

LIABILITIES:
Payable for fund shares redeemed	14,362
Cash due to Custodian	30,362
Payable to Administrator	25,098
Payable to trustees	2,054
Other accrued expenses	65,079
Total Liabilities	136,955
NET ASSETS	$147,863,663

NET ASSETS CONSIST OF:
Paid-in capital	$86,253,834
Accumulated earnings	61,609,829
NET ASSETS(a)	$147,863,663
Shares of beneficial interest outstanding, without par value	2,403,653
Net asset value, offering and redemption price per share	$61.52

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase.

See Notes to Financial Statements.
Financial Statements | March 31, 2026	7

CYBER HORNET S&P 500®	Statement of Operations
For the year ended March 31, 2026

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $742)	$1,813,361
Total investment income	1,813,361

EXPENSES:
Investment Adviser fees (Note 4)	364,843
Fund accounting and administration fees	113,950
Chief compliance officer fees	52,280
Registration expenses	36,588
Legal fees	36,212
Transfer agent fees	34,378
Custodian fees	33,417
Printing and postage expenses	27,090
Insurance expenses	26,656
Audit and tax preparation fees	19,381
Pricing	12,397
Trustee fees and expenses	1,460
Miscellaneous expenses	34,750
Total expenses	793,402
Fees waived/reimbursed by Investment Adviser (Note 4)	(428,446)
Net operating expenses	364,956
NET INVESTMENT INCOME:	1,448,405

NET REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on Investments	297,273
Net change in unrealized gain on investments	20,038,446
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	20,335,719
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,784,124

See Notes to Financial Statements.
8	https://cyberhornet.io/

CYBER HORNET S&P 500®	Statements of Changes in Net Assets

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$1,448,405	$1,349,639
Net realized gain on investments	297,273	199,414
Net change in unrealized appreciation on investments	20,038,446	7,598,300
Net increase in net assets resulting from operations	21,784,124	9,147,353

Distributions to shareholders from earnings	(1,669,383)	(2,531,583)

CAPITAL TRANSACTIONS
Proceeds from shares sold	38,404,279	27,812,757
Reinvestment of distributions	1,650,095	2,501,429
Amount paid for shares redeemed	(34,728,940)	(28,334,754)
Proceeds from redemption fees(a)	12,514	6,073
Net increase in net assets resulting from capital transactions	5,337,948	1,985,505
Total Increase in Net Assets	25,452,689	8,601,275

NET ASSETS
Beginning of year	122,410,974	113,809,699
End of year	$147,863,663	$122,410,974

SHARE TRANSACTIONS
Shares sold	635,144	515,098
Shares issued in reinvestment of distributions	25,718	44,055
Shares redeemed	(574,044)	(525,575)
Net increase in shares outstanding	86,818	33,578

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
Financial Statements | March 31, 2026	9

CYBER HORNET S&P 500®	Financial Highlights
(For a share outstanding during each year)

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022
SELECTED PER SHARE DATA
Net asset value, beginning of year	$52.84	$49.85	$42.74	$47.16	$42.58

Investment operations:
Net investment income(a)	0.60	0.58	0.66	0.71	0.63
Net realized and unrealized gain (loss) on investments	8.74	3.50	7.16	(3.78)	4.83
Total from investment operations	9.34	4.08	7.82	(3.07)	5.46

Less distributions to shareholders from:
Net investment income	(0.53)	(0.74)	(0.71)	(0.50)	(0.53)
Net realized gains	(0.14)	(0.35)	—	(0.85)	(0.35)
Total distributions	(0.67)	(1.09)	(0.71)	(1.35)	(0.88)

Paid in capital from redemption fees	0.01	— (b)	— (b)	— (b)	— (b)
Net asset value, end of year	$61.52	$52.84	$49.85	$42.74	$47.16

Total Return(c)	17.64%	8.03%	18.48%	(6.52)%	12.83%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$147,864	$122,411	$113,810	$101,449	$102,267
Ratio of expenses to average net assets after expense waiver(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets before expense waiver(d)	0.54%	0.63%	0.71%	0.65%	0.66%
Ratio of net investment income to average net assets after expense waiver(d)	0.99%	1.09%	1.50%	1.66%	1.37%

Portfolio turnover rate	30%	18%	81%	42%	60%

(a)	Calculated using the average shares method.
(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Had the Adviser not waived its fees and/or reimbursed expenses, total return would have been lower.
(d)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.
10	https://cyberhornet.io/

CYBER HORNET S&P 500®	Notes to Financial Statements
March 31, 2026

1.	ORGANIZATION

The CYBER HORNET S&P 500® (the “Fund”) (formerly known as the ONEFUND S&P 500®) is a separate series of CYBER HORNET TRUST (formerly known as ONEFUND TRUST), an open-end management investment company that was organized as a statutory trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has six series, one of which is covered by this report. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become non-diversified solely as a result of a change in relative market capitalization or index weightings of one or more constituents of the S&P 500® Index (the “Index”). Shareholder approval will not be sought if the Fund transitions from a diversified to a non-diversified status in order to approximate the composition of the Index.

The Fund seeks to achieve its investment objective, to replicate, before fees and expenses, the total return of the Index, by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Index. The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Segment Reporting — The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Adviser of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses — The Fund bears expenses incurred specifically for the Fund and general Trust expenses. Expenses of the Trust which are not attributable to a specific series are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable.

Fees on Redemptions — The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days of purchase. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares. The Fund’s redemption fees allocated fees for the fiscal years ended March 31, 2026 and March 31, 2025, are reported on the Statements of Changes in Net Assets.

Federal Income Taxes — As of and during the fiscal year ended March 31, 2026 the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2026. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Financial Statements | March 31, 2026	11

CYBER HORNET S&P 500®	Notes to Financial Statements
March 31, 2026

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Dividends and Distributions — The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset Value (“NAV”) per share of the Funds.

3.	SECURITIES VALUATION AND FAIR VALUE MEASUREMENT

The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended March 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs.

12	https://cyberhornet.io/

CYBER HORNET S&P 500®	Notes to Financial Statements
March 31, 2026

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2026:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$147,737,251	$—	$—	$147,737,251
Exchange-Traded Funds	5,203	—	—	5,203
Rights	—	—	999	999
TOTAL	$147,742,454	$—	$999	$147,743,453

*	See Schedule of Investments for sector classifications.

The following table shows the aggregate changes in fair value of the Fund’s Level 3 investments during the period ended March 31, 2026:

	Balance as of March 31, 2025	Realized gain (loss)	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Purchases	Sales/ (Paydown)	Acquisitions	Balance as of March 31, 2026
Rights	$—	$—	$—	$—	$—	$—	$999	$999
Total	$—	$—	$—	$—	$—	$—	$999	$999

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2026:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At March 31, 2026	Valuation Methodology	Significant Unobservable Inputs	Range
Rights	$999	Recent transaction price	Recent transaction price	$0.53

4.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement — CYBER HORNET ETFS, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer and trustee of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis, but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2026, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses — Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out-of-pocket expenses. Administrator fees paid by the Fund for the fiscal year ended March 31, 2026 are disclosed in the Statement of Operations.

Certain officers and trustees of the Trust are also officers of the Adviser and/or the Administrator. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

Transfer Agent and Shareholder Services Agreement — Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the fiscal year ended March 31, 2026 are disclosed in the Statement of Operations.

Financial Statements | March 31, 2026	13

CYBER HORNET S&P 500®	Notes to Financial Statements
March 31, 2026

Compliance Services — Gryphon Compliance Services, LLC (“Gryphon”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Gryphon and the Trust. Under the terms of such agreement Gryphon is entitled to receive fees from the Fund.

Distributor — The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement. See Note 10 — Subsequent Events for information regarding the termination of the Distribution Agreement with the Distributor and the appointment of a new distributor, effective July 1, 2026.

5.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the fiscal year ended March 31, 2026.

	Cost of Investments Purchased	Proceeds from Investments Sold
CYBER HORNET S&P 500®	$48,184,207	$43,119,281

6.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal years ended March 31, 2026 and March 31, 2025, were as follows:

	2026	2025
Distributions paid from:
Ordinary Income	$1,441,581	$1,866,270
Long-Term Capital Gains	227,802	665,313
Total distributions paid	$1,669,383	$2,531,583

As of March 31, 2026, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

CYBER HORNET S&P 500®
Gross Appreciation (excess of value over tax cost)	$63,574,475
Gross Depreciation (excess of tax cost over value)	(2,548,637)
Net Unrealized Appreciation	61,025,838
Cost of Investments for Income Tax Purposes	$86,717,615

The difference between book basis and tax basis cost is primarily attributable to wash sales.

At March 31, 2026, components of distributable earnings on a tax basis were as follows:

CYBER HORNET S&P 500®
Accumulated ordinary income	$489,246
Accumulated long term capital gains	94,745
Net unrealized appreciation on investments	61,025,838
Total	$61,609,829

Capital Losses — As of March 31, 2026, the Fund did not have any short-term and long-term capital loss carryforwards. During the fiscal year ended March 31, 2026, the Fund did not utilize short-term and long-term capital loss carryforwards.

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CYBER HORNET S&P 500®	Notes to Financial Statements
March 31, 2026

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the period ended March 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund was immaterial.

7.	BENEFICIAL OWNERSHIP

As of March 31, 2026, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

CYBER HORNET S&P 500®	Percentage
Charles Schwab & Co.	69%

8.	SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2026, the Fund had 32.93% of the value of its net assets invested in stocks within the Technology sector.

9.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

10.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure except as noted below.

(a) At a meeting held on March 11, 2026, the Board approved an Amended and Restated Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and Cyber Hornet ETFs LLC (the “Adviser”), the Fund’s investment adviser.

Effective April 1, 2026, the Adviser will replace the Fund’s current fee and expense structure with a unitary fee. Under the unitary fee, the Adviser will take on a contractual obligation to pay all ordinary operating expenses of the Fund without any increase in the Adviser’s advisory fee. The Fund is currently obligated to pay these expenses, although the Adviser has entered into a voluntary expense waiver and reimbursement agreement that caps the Fund’s ordinary operating expenses at the same rate as the Adviser’s advisory fee. Under the unitary fee, the Adviser shall pay all of the expenses of the Fund, except for the fee payment under the Advisory Agreement between the Adviser and the Trust, expenses incurred pursuant to any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any; taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; interest expenses; and litigation and potential litigation, and other extraordinary expenses.

(b) On May 19, 2026, the Trust delivered written notice to Ultimus Fund Distributors, LLC (“UFD”) of its election to terminate the Distribution Agreement between the Trust and UFD, effective July 1, 2026. The Board has approved a new Distribution Agreement with Foreside Fund Services, LLC (“Foreside”) to serve as the Fund’s distributor, effective on or about July 1, 2026. The change in distributor is not expected to affect the Fund’s investment objective, strategies, or operations. Under the Fund’s unitary fee arrangement, distribution services fees are paid by the Adviser and not by the Fund or its shareholders.

Financial Statements | March 31, 2026	15

CYBER HORNET S&P 500®	Report of Independent Registered Public Accounting Firm

To the Shareholders of CYBER HORNET S&P 500® and

Board of Trustees of CYBER HORNET TRUST

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CYBER HORNET S&P 500® (the “Fund”) (formerly ONEFUND S&P 500®), a series of CYBER HORNET TRUST (formerly ONEFUND TRUST), as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

May 29, 2026

16	https://cyberhornet.io/

CYBER HORNET S&P 500®	Additional Tax Information
March 31, 2026 (Unaudited)

The Form 1099-DIV you received in January 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2026 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

For the fiscal year ended March 31, 2026, the Fund designated $227,802 as long-term capital gain distributions.

Financial Statements | March 31, 2026	17

CYBER HORNET S&P 500®	Additional Information
March 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 11, 2026, the Board of Trustees, including all of the Independent Trustees, considered whether to approve the continuance of the Investment Advisory Agreement between CYBER HORNET ETFS, LLC (the “Adviser”) and CYBER HORNET Trust (formerly, ONEFUND Trust) (the “Trust”), on behalf of the CYBER HORNET S&P 500® (formerly, ONEFUND S&P 500®) (the “Fund”).

In considering the approval of the continuance of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the continuance of the Investment Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received, and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Investment Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Investment Advisory Agreement with their independent legal counsel.

In considering the approval of the continuance of the Investment Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the renewal of the Investment Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. The Board considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who provide services to the Fund. The Board considered the responsibilities of the Adviser under the Investment Advisory Agreement. The Board also considered that the Trust’s President and Treasurer are employees of the Adviser and serve the Trust without additional compensation. The Board also evaluated the Adviser’s investment management experience.

The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality, and extent of the management services provided by the Adviser to the Trust are satisfactory and adequate.

Performance. The Board considered the historical performance of the Adviser in managing the Fund. The Board compared the performance of the Fund with the performance of its benchmark index. The Board noted that the Fund had outperformed its benchmark index for the three-month period ended December 31, 2025, but had underperformed its benchmark index for all other periods. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing the Fund, and the impact of other factors, the Board concluded that the investment performance of the Fund has been satisfactory.

Fees and Expenses. The Board considered the advisory fee and the total expenses paid by the Fund. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to the Fund. The Board evaluated the Fund’s advisory fee and net expense ratio in light of the comparative information with respect to fees paid by similar funds, noting that the Fund’s advisory fee and net expense ratio were below the average advisory fee and average net expense ratio paid by similar funds. The Board noted that the Adviser intends to implement a unitary fee for the Fund effective April 1, 2026. Based on these considerations and other factors, the Board concluded that the advisory fee charged by the Adviser was fair and reasonable for the services to be provided under the Investment Advisory Agreement.

Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2026, 2027, and 2028 attributable to its management of the Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Board noted that the Adviser had not earned a profit since the Fund had commenced operations in 2015, and the Adviser had not been profitable

18	https://cyberhornet.io/

CYBER HORNET S&P 500®	Additional Information
March 31, 2026 (Unaudited)

in 2025. The Board considered the Adviser’s ability to meet its obligations under the unitary fee and its liquidity, capital resources, and proposed financings. The Board concluded that, based on the services provided and the projected asset growth of the Fund, the profits from the Adviser’s relationship with the Fund was not expected to be excessive and not unreasonable to the Fund.

Economies of Scale. The Board considered that the Adviser has not realized economies of scale in managing the Fund and will not begin to realize economies of scale until the Fund achieves significant asset growth. The Board will continue to consider whether economies of scale exist in the future as Trust assets grow.

Fall-out Benefits. The Board noted that the Adviser has not received any material fallout benefits from its relationship with the Fund at this stage.

Conclusion. Based on their consideration of all materials and information presented to them, the Board, including the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services to be provided by the Adviser is acceptable; the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Fund are reasonable; and the approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

Financial Statements | March 31, 2026	19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CYBER HORNET TRUST

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	6/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	6/2/2026

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	6/2/2026